DIRECT COMMERCIAL PROPERTY EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 522	$ 638	$ 648
Direct commercial property expense	1,894	2,381	2,336
Loss (recovery) allowance in commercial property operating expenses	24	40	17
Commercial Property
Disclosure of detailed information about investment property
Property maintenance	724	879	867
Real estate taxes	546	637	644
Employee compensation and benefits	141	199	195
Depreciation and amortization	31	54	50
Lease expense	17	19	18
Other	$ 435	$ 593	$ 562